EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of dividend per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DIVIDEND PER SHARE
Dividend for the year	$ 63.2	$ 7.4	$ 0.0
Number of shares, end of period	74.9	74.7	74.2
Dividend per share	$ 0.85	$ 0.10	$ 0.00